Vector Variable Annuity
                           Vector II Variable Annuity

                   Flexible Premium Deferred Variable Annuity
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C

                         Supplement dated June 27, 2007
                        to Prospectuses Dated May 1, 2007

This supplement will alter the prospectuses listed above in the following manner:

On page two of the prospectuses listed above under "Separate Account Investment Portfolios" the following will change names as of June 30, 2007.

Rydex VT Dynamic Dow Fund* will change its name to Rydex VT Dow 2x Strategy
Fund*

Rydex VT Dynamic OTC Fund* will change its name to Rydex VT OTC 2x Strategy
Fund*

Rydex VT Dynamic S&P 500* will change its name to Rydex VT S&P 500 2x Strategy Fund*

Rydex VT Inverse Dynamic Dow Fund* will change its name to Rydex VT Inverse Dow 2x Strategy Fund*

Under "SEPARATE ACCOUNT C AND THE FUNDS" subsection "Investment Policies Of The Funds' Portfolios" the following will change names in the table as of June 30, 2007.

Rydex VT Dynamic Dow Fund* will change its name to Rydex VT Dow 2x Strategy
Fund*

Rydex VT Dynamic OTC Fund* will change its name to Rydex VT OTC 2x Strategy
Fund*

Rydex VT Dynamic S&P 500* will change its name to Rydex VT S&P 500 2x Strategy Fund*

Rydex VT Inverse Dynamic Dow Fund* will change its name to Rydex VT Inverse Dow 2x Strategy Fund*